Common Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Common Shareholders Equity
Schedule of calculation of earnings per share

Earnings per share	For the years ended as of December 31,
	2024	2023	2022
Equity holders of the controlling company (ThCh$)	160,944,138	105,652,728	118,168,351
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	435.57	285.93	319.80
Equity holders of the controlling company (ThCh$)	160,944,138	105,652,728	118,168,351
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	435.57	285.93	319.80

Schedule of dividends distributed

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
264	04-28-2022	Final	200.0000	2021
265	12-29-2022	Interim	135.1000	2022
266	04-27-2023	Final	24.80181	2022
267	11-29-2023	Interim	86.49907	2023
268	04-30-2024	Final	85.06042	2023
269	11-28-2024	Interim	117.5000	2024

Schedule of Comprehensive income and expenses

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,746,744	(1,281,621)	3,465,123
Gains (losses) on exchange differences on translation (1)	214,519,767	-	214,519,767
Gains (losses) from defined benefit plans	(1,581,040)	377,337	(1,203,703)
Total comprehensive income As of December 31, 2024	217,685,471	(904,284)	216,781,187

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(4,379,170)	1,182,375	(3,196,795)
Gains (losses) on exchange differences on translation (1)	(120,293,386)	-	(120,293,386)
Gains (losses) from defined benefit plans	1,454,372	(360,233)	1,094,139
Total comprehensive income As of December 31, 2023	(123,218,184)	822,142	(122,396,042)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(12,415,374)	3,352,151	(9,063,223)
Gains (losses) on exchange differences on translation (1)	9,945,778	-	9,945,778
Gains (losses) from defined benefit plans	(7,103,125)	1,981,923	(5,121,202)
Total comprehensive income al December 31, 2022	(9,572,721)	5,334,074	(4,238,647)
(1)	These concepts will be reclassified to the Statement of Income when it’s settled.

Schedule of movement of other comprehensive income

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balances as of January 1, 2024	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Changes
Reclassification of OCI to the value of the hedged asset	-	4,657,447	-	-	4,657,447
Gains (losses) from defined benefit plans	-	-	(1,447,717)	-	(1,447,717)
Conversion of joint ventures and foreign subsidiaries	(59,151,707)	-	-	(1,568)	(59,153,275)
Inflation adjustment of subsidiaries in Argentina	267,829,919	-	-	-	267,829,919
Taxes	-	(1,257,511)	335,215	-	922,296
Equity holders of the parent	208,678,212	3,399,936	(1,112,502)	(1,568)	210,964,078
Total as of December 31, 2024	50,582,827	(3,931,432)	(10,430,064)	(1,688,234)	34,533,097
Non-controlling interests	5,841,556	65,187	(91,201)	1,568	5,817,110
Sub-total	214,519,767	3,465,123	(1,203,703)	-	216,781,188

b)   As of December 31, 2023:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balances as of January 1, 2024	(40,039,090)	(4,180,961)	(10,351,094)	(1,686,855)	(56,258,000)
Changes
Change in fair value of hedging instrument recognized in OCI	-	(9,189,724)	-	-	(9,189,724)
Reclassification of the OCI to the result by function	-	4,874,098	-	-	4,874,098
Actuarial gains (losses) from defined benefit plans	-	-	1,371,350	-	1,371,350
Conversion of joint ventures and foreign subsidiaries	(484,980,912)	-	-	189	(484,980,723)
Inflation adjustment of subsidiaries in Argentina	366,924,617	-	-	-	366,924,617
Taxes	-	1,165,219	(337,818)	-	827,401
Equity holders of the parent	(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)
Total as of December 31, 2023	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Non-controlling interests	(2,237,091)	(46,388)	60,607	(189)	(2,223,061)
Sub-total	(120,293,386)	(3,196,795)	1,094,139	-	(122,396,042)

c)	As of December 31, 2022:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balances as of January 1, 2024	(51,745,399)	5,110,606	(5,446,022)	(618,001)	(52,698,816)
Changes
Reclassification of OCI to the value of the hedged asset	-	(12,728,174)	-	-	(12,728,174)
Gains (losses) from defined benefit plans	-	-	(6,807,053)	-	(6,807,053)
Conversion of joint ventures and foreign subsidiaries	(217,911,312)	-	-	(1,068,854)	(218,980,166)
Inflation adjustment of subsidiaries in Argentina	229,617,621	-	-	-	229,617,621
Taxes	-	3,436,607	1,901,981	-	5,338,588
Equity holders of the parent	11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)
Total as of December 31, 2024	(40,039,090)	(4,180,961)	(10,351,094)	(1,686,855)	(56,258,000)
Non-controlling interests	(1,760,531)	228,344	(216,130)	1,068,854	(679,463)
Sub-total	9,945,778	(9,063,223)	(5,121,202)	-	(4,238,647)